Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Note 6 — Commitments and Contingencies

Registration Rights
The holders of the (i) Founder Shares, which were issued in a private placement prior to the closing of the IPO, (ii) Private Placement Warrants, which will be issued in a private placement simultaneously with the closing of the IPO and the Class A ordinary shares underlying such Private Placement Warrants and (iii) Private Placement Warrants that may be issued upon conversion of Working Capital Loans will have registration rights to require the Company to register a sale of any of its securities held by them pursuant to a registration rights agreement. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company registers such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the Company’s completion of its initial Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Underwriters Agreement
On March 2, 2021, the Company paid a fixed underwriting discount of $6,405,000. Additionally, a deferred underwriting discount of $0.35 per Unit, or $12,075,000 in the aggregate, will be payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes an initial Business Combination, subject to the terms of the underwriting agreement. As of October 25, 2022, and November 2, 2022, respectively, J.P. Morgan Securities LLC and Deutsche Bank Securities Inc. have waived their portions of the deferred underwriting fee which is reflected in the consolidated statement of operations and the consolidated statement of change in shareholders’ deficit as a reduction of transaction costs incurred in connection with IPO. Therefore, the deferred underwriting fee was reduced by $9,056,250, of which $271,687 is shown in the consolidated statement of operations as a reduction of transaction costs incurred in connection with the IPO and $8,784,563 is charged to additional paid-in
capital in the consolidated statement of change in shareholders’ deficit. As a result of the reductions, the outstanding deferred underwriting fee payable was reduced to $3,018,750.
Business Combination Agreement
On October 3, 2022, the Company entered into a Business Combination Agreement (as amended from time to time, the “Business Combination Agreement”), with Jupiter Merger Sub I Corp., a Delaware corporation and a wholly owned subsidiary of the Company (“First Merger Sub”), Jupiter Merger Sub II LLC, a Delaware limited liability company and a wholly owned subsidiary of the Company (“Second Merger Sub”), Complete Solaria, Inc. (formerly known as Complete Solar Holding Corporation), a Delaware corporation (“Complete Solaria”) and The Solaria Corporation, a Delaware corporation (“Solaria”).
The Mergers
The Business Combination Agreement provides that, among other things and upon the terms and subject to the conditions thereof, the following transactions will occur (together with the other agreements and transactions contemplated by the Business Combination Agreement, the “Business Combination”):

•
at the closing of the transactions contemplated by the Business Combination Agreement (the “Closing”), upon the terms and subject to the conditions thereof, and in accordance with the Delaware General Corporation Law, as amended, (i) First Merger Sub will merge with and into Complete Solaria, with Complete Solaria surviving as a wholly owned subsidiary of the Company, (ii) immediately thereafter and as part of the same overall transaction, Complete Solaria will merge with and into Second Merger Sub, with Second Merger Sub surviving as a wholly owned subsidiary of the Company, and (iii) immediately after the consummation of the Second Merger and as part of the same overall transaction, Solaria will merge with and into a newly formed Delaware limited liability company and wholly-owned subsidiary of the Company (“Third Merger Sub”), with Third Merger Sub surviving as a wholly-owned subsidiary of the Company;

•
at the Closing, all outstanding shares of capital stock of Complete Solaria (subject to certain restrictions) and all options and warrants to acquire shares of capital stock of Complete Solaria will convert into the right to receive shares of common stock, par value $0.0001 per share, of the Company (“Freedom Common Stock”) or comparable equity awards that are settled or are exercisable for shares of Freedom Common Stock; and

•	at the Closing, the Company will be renamed “Complete Solaria, Inc.”

On October 2, 2022 and October 3, 2022, respectively, a special committee (the “Freedom Special Committee”) of the board of directors of the Company (the “Board”) and the Board (i) approved the Business Combination Agreement and the Business Combination and (ii) resolved to recommend that the shareholders of the Company approve the Business Combination Agreement and the Business Combination.
First Amendment to the Business Combination Agreement
On December 26, 2022, the Company, Complete Solaria, First Merger Sub and Second Merger Sub entered into that certain First Amendment to Business Combination Agreement (the “First Amendment”) amending the Business Combination Agreement, dated as of October 3, 2022, by and among the Company, Complete Solaria, First Merger Sub and Second Merger Sub.
The First Amendment deletes the following provisions in the Business Combination Agreement:

•
The condition to the obligation of Complete Solaria to consummate the Business Combination that there be, as of the Closing, at least $100,000,000 in Available Acquiror Cash (as such term is defined in the Business Combination Agreement);

•	The obligation of each of the Company and Complete Solaria to use reasonable best efforts to cause the Available Acquiror Cash to equal or exceed $100,000,000 as of immediately prior to the Closing;

•	The right of Complete Solaria to terminate the Business Combination Agreement if:

•	Complete Solaria has not consummated the issuances of convertible note investments in Complete Solaria for an aggregate purchase price of at least $10,000,000 on or before January 16, 2023; or

•
at a meeting of shareholders of the Company to extend the deadline by which the Company is required to consummate the Business Combination under its organizational documents, a number of shareholders of the Company elect to redeem their ordinary shares such that the amount remaining in the Company’s trust account after processing such redemptions, when taken together with the amounts included in prongs (ii), (iii), (iv) and (v) of the definition of Available Acquiror Cash (as described above) is less than $100 million;

•	The obligation of the Company and Complete Solaria to make termination payments in certain circumstances.
Second Amendment to the Business Combination Agreement
On January 17, 2023, the Company, Complete Solaria, First Merger Sub and Second Merger Sub entered into that certain Second Amendment to Business Combination Agreement (the “Second Amendment”) amending the Business Combination Agreement, dated as of October 3, 2022, by and among the Company, Complete Solaria, First Merger Sub and Second Merger Sub, as amended by the First Amendment.
The Second Amendment provides that, if the Company and Complete Solaria determine in good faith by January 1, 2023 that it is probable that the Business Combination will be consummated after March 1, 2023, the Company will be required to prepare (with the reasonable cooperation of Complete Solaria) and file with the SEC a proxy statement pursuant to which it will seek the approval of its shareholders for proposals to amend the Company’s organizational documents to extend the time period for the Company to consummate its initial business combination for (x) up to an additional six (6) months, from March 2, 2023 to September 2, 2023 (the original Business Combination Agreement provided for an extension from March 1, 2023 to September 2, 2023) or (y) such other period of time as the Company and Complete Solaria may mutually agree (the original Business Combination Agreement contemplated no such prong (y)). In addition, the Second Amendment amends the Business Combination Agreement by changing the latest permitted Agreement End Date (as defined in the Business Combination Agreement) from September 1, 2023 to September 2, 2023.

Note 7 — Commitments & Contingencies

Registration Rights
The holders of the (i) Founder Shares, which were issued in a private placement prior to the closing of the IPO, (ii) Private Placement Warrants, which will be issued in a private placement simultaneously with the closing of the IPO and the Class A ordinary shares underlying such Private Placement Warrants and (iii) Private Placement Warrants that may be issued upon conversion of Working Capital Loans will have registration rights to require the Company to register a sale of any of its securities held by them pursuant to a registration rights agreement. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company registers such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the Company’s completion of its initial Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Underwriters Agreement
On March 2, 2021, the Company paid a fixed underwriting discount of $6,405,000. Additionally, a deferred underwriting discount of $0.35 per Unit, or $12,075,000 in the aggregate, will be payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes an initial Business Combination, subject to the terms of the underwriting agreement. As of October 25, 2022, and November 2, 2022, respectively, J.P. Morgan Securities LLC and Deutsche Bank Securities Inc. have waived their portions of the deferred underwriting fee which is reflected in the consolidated statement of operations and the consolidated statement of changes in shareholders’ deficit as a reduction of transaction costs incurred in connection with the IPO. Therefore, the deferred underwriting fee was reduced by $9,056,250, of which $271,687 is shown in the consolidated statement of operations as a reduction of transaction costs incurred in connection with the IPO and $8,784,563 is charged to additional paid-in
capital in the consolidated statement of changes in shareholders’ deficit. As a result of the reductions, the outstanding deferred underwriting fee payable was reduced to $3,018,750.
Business Combination Agreement
On October 3, 2022, the Company entered into a Business Combination Agreement (as amended from time to time, the “Business Combination Agreement”), with Jupiter Merger Sub I Corp., a Delaware corporation and a wholly owned subsidiary of the Company (“First Merger Sub”), Jupiter Merger Sub II LLC, a Delaware limited liability company and a wholly owned subsidiary of the Company (“Second Merger Sub”), Complete Solaria, Inc. (formerly known as Complete Solar Holding Corporation), a Delaware corporation (“Complete Solaria”) and The Solaria Corporation, a Delaware corporation (“Solaria”).
The Mergers
The Business Combination Agreement provides that, among other things and upon the terms and subject to the conditions thereof, the following transactions will occur (together with the other agreements and transactions contemplated by the Business Combination Agreement, the “Business Combination”):

•
at the closing of the transactions contemplated by the Business Combination Agreement (the “Closing”), upon the terms and subject to the conditions thereof, and in accordance with the Delaware General Corporation Law, as amended (the “DGCL”), (i) First Merger Sub will merge with and into Complete Solaria, with Complete Solaria surviving as a wholly owned subsidiary of the Company, (ii) immediately thereafter and as part of the same overall transaction, Complete Solaria will merge with and into Second Merger Sub, with Second Merger Sub surviving as a wholly owned subsidiary of the Company, and (iii) immediately after the consummation of the Second Merger and as part of the same overall transaction, Solaria will merge with and into a newly formed Delaware limited liability company and wholly-owned subsidiary of the Company (“Third Merger Sub”), with Third Merger Sub surviving as a wholly-owned subsidiary of the Company (the “Additional Merger,” and together with the First Merger and the Second Merger, the “Mergers”);

•	at the Closing, all outstanding shares of capital stock of Complete Solaria (subject to certain restrictions) and all options and warrants to acquire shares of capital stock of Complete Solaria will convert into the right to receive shares of common stock, par value $0.0001 per share, of the Company (“Freedom Common Stock”) or comparable equity awards that are settled or are exercisable for shares of Freedom Common Stock; and

•	at the Closing, the Company will be renamed “Complete Solaria, Inc.”
On October 2, 2022 and October 3, 2022, respectively, a special committee (the “Freedom Special Committee”) of the Board of Directors of the Company (the “Freedom Board”) and the Freedom Board have (i) approved the Business Combination Agreement and the Business Combination and (ii) resolved to recommend that the shareholders of the Company approve the Business Combination Agreement and the Business Combination.

First Amendment to the Business Combination Agreement
On December 26, 2022, the Company, Complete Solaria, First Merger Sub and Second Merger Sub entered into a letter agreement (the “First Amendment”) amending the Business Combination Agreement, dated as of October 3, 2022, by and among the Company, Complete Solaria, First Merger Sub and Second Merger Sub.
The Amendment deletes the following provisions in the Business Combination Agreement:

•
The condition to the obligation of Complete Solaria to consummate the Business Combination that there be, as of the closing of the Business Combination (the “Closing”), at least $100,000,000 in Available Acquiror Cash (as such term is defined in the Business Combination Agreement);

•	The obligation of each of the Company and Complete Solaria to use reasonable best efforts to cause the Available Acquiror Cash to equal or exceed $100,000,000 as of immediately prior to the Closing;

•	The right of Complete Solaria to terminate the Business Combination Agreement if:

•	Complete Solaria has not consummated the issuances of convertible note investments in Complete Solaria for an aggregate purchase price of at least $10,000,000 on or before January 16, 2023; or

•
at a meeting of shareholders of the Company to extend the deadline by which the Company is required to consummate the Business Combination under its organizational documents, a number of shareholders of the Company elect to redeem their ordinary shares such that the amount remaining in the Company’s trust account after processing such redemptions, when taken together with the amounts included in prongs (ii), (iii), (iv) and (v) of the definition of Available Acquiror Cash (as described above) is less than $100 million;

•	The obligation of the Company and Complete Solaria to make termination payments in certain circumstances.
Second Amendment to the Business Combination Agreement
On January 17, 2023, the Company, Complete Solaria, First Merger Sub and Second Merger Sub entered into that certain Second Amendment to Business Combination Agreement (the “Second Amendment”) amending the Business Combination Agreement, dated as of October 3, 2022, by and among the Company, Complete Solaria, First Merger Sub and Second Merger Sub, as amended by the First Amendment.
The Second Amendment provides that, if the Company and Complete Solaria determine in good faith by January 1, 2023 that it is probable that the Business Combination will be consummated after March 1, 2023, the Company will be required to prepare (with the reasonable cooperation of Complete Solaria) and file with the SEC a proxy statement pursuant to which it will seek the approval of its shareholders for proposals to amend the Company’s organizational documents to extend the time period for the Company to consummate its initial business combination for (x) up to an additional six (6) months, from March 2, 2023 to September 2, 2023 (the original Business Combination Agreement provided for an extension from March 1, 2023 to September 2, 2023) or (y) such other period of time as the Company and Complete Solaria may mutually agree (the original Business
Combination Agreement contemplated no such prong (y)). In addition, the Second Amendment amends the Business Combination Agreement by changing the latest permitted Agreement End Date (as defined in the Business Combination Agreement) from September 1, 2023 to September 2, 2023.